Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.01%
Advertising–0.07%
Omnicom Group, Inc.(b)	22,207	$1,590,465
Trade Desk, Inc. (The), Class A(c)	30,793	1,218,171
		2,808,636
Aerospace & Defense–2.05%
Axon Enterprise, Inc.(c)	5,424	2,929,719
Boeing Co. (The)(c)	53,301	10,073,889
General Dynamics Corp.	18,113	6,187,944
General Electric Co.	74,333	22,184,684
Howmet Aerospace, Inc.	27,854	5,698,650
Huntington Ingalls Industries, Inc.	2,711	850,224
L3Harris Technologies, Inc.	12,927	3,602,626
Lockheed Martin Corp.	14,680	6,721,385
Northrop Grumman Corp.	9,300	5,321,925
RTX Corp.	93,997	16,441,015
Textron, Inc.	12,313	1,023,949
TransDigm Group, Inc.	3,893	5,295,142
		86,331,152
Agricultural & Farm Machinery–0.20%
Deere & Co.	17,915	8,321,338
Agricultural Products & Services–0.07%
Archer-Daniels-Midland Co.	33,197	2,016,386
Bunge Global S.A.	9,676	929,573
		2,945,959
Air Freight & Logistics–0.28%
C.H. Robinson Worldwide, Inc.	8,159	1,296,221
Expeditors International of Washington, Inc.	9,377	1,377,481
FedEx Corp.	14,995	4,133,822
United Parcel Service, Inc., Class B	50,856	4,871,496
		11,679,020
Apparel Retail–0.38%
Ross Stores, Inc.	22,599	3,985,560
TJX Cos., Inc. (The)	78,621	11,944,102
		15,929,662
Apparel, Accessories & Luxury Goods–0.09%
lululemon athletica, Inc.(c)	7,535	1,387,796
Ralph Lauren Corp.	2,673	981,873
Tapestry, Inc.	14,380	1,571,447
		3,941,116
Application Software–2.56%
Adobe, Inc.(c)	29,977	9,596,537
AppLovin Corp., Class A(c)	19,109	11,455,463
Autodesk, Inc.(c)	14,786	4,485,185
Cadence Design Systems, Inc.(c)	19,580	6,105,827
Datadog, Inc., Class A(c)	22,336	3,573,984
Fair Isaac Corp.(c)	1,659	2,995,872
Intuit, Inc.	19,662	12,467,281
Palantir Technologies, Inc., Class A(c)	158,989	26,781,697
PTC, Inc.(c)	8,277	1,452,034
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.	7,436	$3,318,092
Salesforce, Inc.	67,135	15,477,303
Synopsys, Inc.(c)	12,785	5,344,258
Tyler Technologies, Inc.(c)	2,989	1,403,694
Workday, Inc., Class A(c)	14,924	3,217,913
		107,675,140
Asset Management & Custody Banks–0.94%
Ameriprise Financial, Inc.	6,514	2,968,690
Bank of New York Mellon Corp. (The)	48,728	5,462,409
BlackRock, Inc.	10,152	10,632,190
Blackstone, Inc., Class A	52,570	7,697,299
Franklin Resources, Inc.	21,165	478,117
Invesco Ltd.(d)	30,814	753,403
KKR & Co., Inc., Class A	47,401	5,797,616
Northern Trust Corp.	13,213	1,735,396
State Street Corp.	19,602	2,333,030
T. Rowe Price Group, Inc.	15,181	1,554,231
		39,412,381
Automobile Manufacturers–2.20%
Ford Motor Co.	270,090	3,586,795
General Motors Co.	65,783	4,836,366
Tesla, Inc.(c)	195,822	84,236,750
		92,659,911
Automotive Parts & Equipment–0.03%
Aptiv PLC(c)	15,046	1,166,817
Automotive Retail–0.26%
AutoZone, Inc.(c)	1,156	4,571,206
O’Reilly Automotive, Inc.(c)	60,920	6,195,564
		10,766,770
Biotechnology–1.65%
AbbVie, Inc.	123,540	28,130,058
Amgen, Inc.	37,927	13,102,261
Biogen, Inc.(c)	10,130	1,844,572
Gilead Sciences, Inc.	87,697	11,035,791
Incyte Corp.(c)	11,334	1,183,950
Moderna, Inc.(b)(c)	23,926	621,598
Regeneron Pharmaceuticals, Inc.	7,039	5,491,757
Vertex Pharmaceuticals, Inc.(c)	18,253	7,914,683
		69,324,670
Brewers–0.01%
Molson Coors Beverage Co., Class B	11,703	544,307
Broadcasting–0.05%
Fox Corp., Class A(b)	14,507	950,208
Fox Corp., Class B	12,989	756,739
Paramount Skydance Corp.(b)	21,333	341,755
		2,048,702
Broadline Retail–3.82%
Amazon.com, Inc.(c)	677,234	157,944,514
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	31,576	$2,614,177
		160,558,691
Building Products–0.46%
A.O. Smith Corp.	7,895	520,912
Allegion PLC	5,932	984,890
Builders FirstSource, Inc.(c)	7,638	857,213
Carrier Global Corp.	55,273	3,033,382
Johnson Controls International PLC	45,214	5,258,840
Lennox International, Inc.	2,208	1,101,505
Masco Corp.	14,466	938,410
Trane Technologies PLC	15,942	6,719,234
		19,414,386
Cable & Satellite–0.20%
Charter Communications, Inc., Class A(b)(c)	6,418	1,284,370
Comcast Corp., Class A	262,990	7,019,203
		8,303,573
Cargo Ground Transportation–0.06%
J.B. Hunt Transport Services, Inc.	5,284	919,205
Old Dominion Freight Line, Inc.	12,779	1,728,871
		2,648,076
Casinos & Gaming–0.06%
Las Vegas Sands Corp.	21,343	1,454,739
MGM Resorts International(b)(c)	14,105	497,766
Wynn Resorts Ltd.	5,833	750,590
		2,703,095
Commodity Chemicals–0.05%
Dow, Inc.	48,977	1,168,102
LyondellBasell Industries N.V., Class A	17,779	870,993
		2,039,095
Communications Equipment–0.86%
Arista Networks, Inc.(c)	72,524	9,477,436
Cisco Systems, Inc.	277,780	21,372,393
F5, Inc.(c)	3,969	949,226
Motorola Solutions, Inc.	11,511	4,255,387
		36,054,442
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	13,581	1,076,702
Construction & Engineering–0.16%
EMCOR Group, Inc.	3,093	1,902,411
Quanta Services, Inc.(b)	10,295	4,785,940
		6,688,351
Construction Machinery & Heavy Transportation Equipment– 0.71%
Caterpillar, Inc.	32,894	18,939,049
Cummins, Inc.	9,520	4,740,770
PACCAR, Inc.	36,282	3,824,848
Wabtec Corp.	11,812	2,463,393
		29,968,060
Construction Materials–0.13%
Martin Marietta Materials, Inc.	4,167	2,597,041
Vulcan Materials Co.	9,129	2,713,504
		5,310,545
Shares		Value
Consumer Electronics–0.05%
Garmin Ltd.	11,305	$2,208,093
Consumer Finance–0.61%
American Express Co.	38,284	13,983,997
Capital One Financial Corp.	45,137	9,888,163
Synchrony Financial	25,707	1,988,693
		25,860,853
Consumer Staples Merchandise Retail–1.62%
Costco Wholesale Corp.	31,007	28,327,685
Dollar General Corp.	15,206	1,664,905
Dollar Tree, Inc.(b)(c)	13,410	1,485,962
Target Corp.	31,394	2,844,924
Walmart, Inc.	306,782	33,902,479
		68,225,955
Copper–0.10%
Freeport-McMoRan, Inc.	99,204	4,263,788
Data Center REITs–0.20%
Digital Realty Trust, Inc.	22,151	3,546,818
Equinix, Inc.	6,762	5,093,882
		8,640,700
Data Processing & Outsourced Services–0.04%
Broadridge Financial Solutions, Inc.	8,093	1,845,932
Distillers & Vintners–0.04%
Brown-Forman Corp., Class B(b)	12,167	352,599
Constellation Brands, Inc., Class A	9,865	1,345,389
		1,697,988
Distributors–0.05%
Genuine Parts Co.	9,610	1,253,144
LKQ Corp.	17,777	527,799
Pool Corp.	2,269	552,729
		2,333,672
Diversified Banks–3.14%
Bank of America Corp.	476,899	25,585,631
Citigroup, Inc.	129,812	13,448,523
Fifth Third Bancorp	45,733	1,987,556
JPMorgan Chase & Co.	192,622	60,306,096
KeyCorp	64,399	1,183,654
PNC Financial Services Group, Inc. (The)	27,210	5,189,491
U.S. Bancorp	107,524	5,274,052
Wells Fargo & Co.	224,875	19,305,519
		132,280,522
Diversified Financial Services–0.10%
Apollo Global Management, Inc.(b)	31,794	4,192,039
Diversified Support Services–0.16%
Cintas Corp.	23,667	4,402,535
Copart, Inc.(c)	61,465	2,395,906
		6,798,441
Electric Utilities–1.51%
Alliant Energy Corp.	17,755	1,233,440
American Electric Power Co., Inc.	36,951	4,573,425
Constellation Energy Corp.	22,242	8,104,095
Duke Energy Corp.	55,583	6,888,957
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
Edison International	26,590	$1,565,885
Entergy Corp.	30,844	3,007,907
Evergy, Inc.	15,902	1,234,790
Eversource Energy	25,642	1,722,630
Exelon Corp.	69,784	3,288,222
FirstEnergy Corp.	35,906	1,713,434
NextEra Energy, Inc.	145,359	12,543,028
NRG Energy, Inc.	13,365	2,265,234
PG&E Corp.	151,858	2,447,951
Pinnacle West Capital Corp.	8,252	749,777
PPL Corp.	51,096	1,885,442
Southern Co. (The)	78,572	7,159,481
Xcel Energy, Inc.	40,864	3,355,343
		63,739,041
Electrical Components & Equipment–0.55%
AMETEK, Inc.	15,958	3,157,929
Eaton Corp. PLC	27,526	9,520,968
Emerson Electric Co.	38,886	5,186,615
Generac Holdings, Inc.(c)	4,054	614,708
Hubbell, Inc.	3,672	1,584,211
Rockwell Automation, Inc.	7,769	3,075,436
		23,139,867
Electronic Components–0.39%
Amphenol Corp., Class A	85,882	12,100,774
Corning, Inc.	53,861	4,535,096
		16,635,870
Electronic Equipment & Instruments–0.15%
Keysight Technologies, Inc.(c)	11,892	2,354,021
Teledyne Technologies, Inc.(c)	3,240	1,618,445
Trimble, Inc.(c)	16,442	1,338,708
Zebra Technologies Corp., Class A(c)	3,513	887,911
		6,199,085
Electronic Manufacturing Services–0.15%
Jabil, Inc.	7,415	1,562,415
TE Connectivity PLC (Switzerland)	20,416	4,617,078
		6,179,493
Environmental & Facilities Services–0.28%
Republic Services, Inc.	14,022	3,043,615
Rollins, Inc.	23,232	1,428,304
Veralto Corp.	17,147	1,735,619
Waste Management, Inc.	25,607	5,578,997
		11,786,535
Fertilizers & Agricultural Chemicals–0.11%
CF Industries Holdings, Inc.	11,191	880,732
Corteva, Inc.	46,922	3,165,827
Mosaic Co. (The)	21,929	537,041
		4,583,600
Financial Exchanges & Data–1.01%
Cboe Global Markets, Inc.	7,227	1,865,795
CME Group, Inc., Class A	25,725	7,240,559
Coinbase Global, Inc., Class A(c)	15,626	4,263,085
FactSet Research Systems, Inc.	2,612	724,229
Intercontinental Exchange, Inc.	41,049	6,457,008
Moody’s Corp.	10,660	5,231,715
Shares		Value
Financial Exchanges & Data–(continued)
MSCI, Inc.	5,345	$3,013,083
Nasdaq, Inc.	31,320	2,847,614
S&P Global, Inc.	22,026	10,987,230
		42,630,318
Food Distributors–0.06%
Sysco Corp.	32,992	2,513,990
Food Retail–0.07%
Kroger Co. (The)	42,028	2,827,644
Footwear–0.15%
Deckers Outdoor Corp.(c)	10,250	902,307
NIKE, Inc., Class B	82,085	5,305,154
		6,207,461
Gas Utilities–0.05%
Atmos Energy Corp.	11,091	1,956,120
Gold–0.17%
Newmont Corp.	78,668	7,137,548
Health Care Distributors–0.40%
Cardinal Health, Inc.	16,499	3,502,078
Cencora, Inc.	13,396	4,942,186
Henry Schein, Inc.(c)	7,122	531,088
McKesson Corp.	8,861	7,807,604
		16,782,956
Health Care Equipment–2.01%
Abbott Laboratories	122,195	15,750,936
Baxter International, Inc.	35,488	665,045
Becton, Dickinson and Co.	19,804	3,842,372
Boston Scientific Corp.(c)	104,751	10,640,607
DexCom, Inc.(c)	27,096	1,719,783
Edwards Lifesciences Corp.(c)	40,565	3,515,769
GE HealthCare Technologies, Inc.	31,546	2,523,365
Hologic, Inc.(c)	15,368	1,152,139
IDEXX Laboratories, Inc.(c)	5,528	4,161,921
Insulet Corp.(c)	4,864	1,591,452
Intuitive Surgical, Inc.(c)	25,194	14,448,255
Medtronic PLC	90,992	9,584,187
ResMed, Inc.	10,116	2,587,976
STERIS PLC	6,805	1,812,035
Stryker Corp.	24,429	9,067,556
Zimmer Biomet Holdings, Inc.	13,687	1,334,756
		84,398,154
Health Care Facilities–0.16%
HCA Healthcare, Inc.	11,317	5,752,318
Universal Health Services, Inc., Class B	3,896	949,182
		6,701,500
Health Care REITs–0.33%
Alexandria Real Estate Equities, Inc.	10,755	577,221
Healthpeak Properties, Inc.	48,015	876,754
Ventas, Inc.	31,401	2,531,863
Welltower, Inc.	47,528	9,896,280
		13,882,118
Health Care Services–0.37%
Cigna Group (The)	18,443	5,113,875
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Services–(continued)
CVS Health Corp.	90,622	$7,282,384
DaVita, Inc.(b)(c)	2,470	295,609
Labcorp Holdings, Inc.	5,742	1,543,335
Quest Diagnostics, Inc.	7,726	1,461,605
		15,696,808
Health Care Supplies–0.06%
Align Technology, Inc.(c)	4,658	685,611
Cooper Cos., Inc. (The)(c)	13,785	1,074,265
Solventum Corp.(c)	10,183	868,203
		2,628,079
Heavy Electrical Equipment–0.27%
GE Vernova, Inc.	19,181	11,504,188
Home Furnishings–0.01%
Mohawk Industries, Inc.(c)	3,606	417,935
Home Improvement Retail–0.82%
Home Depot, Inc. (The)	69,624	24,850,198
Lowe’s Cos., Inc.	39,915	9,678,589
		34,528,787
Homebuilding–0.20%
D.R. Horton, Inc.	19,157	3,046,155
Lennar Corp., Class A	15,726	2,064,824
NVR, Inc.(c)	198	1,486,443
PulteGroup, Inc.	13,632	1,733,854
		8,331,276
Homefurnishing Retail–0.04%
Williams-Sonoma, Inc.(b)	8,498	1,529,725
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	44,180	778,893
Hotels, Resorts & Cruise Lines–0.79%
Airbnb, Inc., Class A(c)	29,647	3,468,403
Booking Holdings, Inc.	2,287	11,239,896
Carnival Corp.(c)	75,015	1,933,887
Expedia Group, Inc.	8,166	2,087,965
Hilton Worldwide Holdings, Inc.	16,251	4,632,022
Marriott International, Inc., Class A	15,568	4,744,971
Norwegian Cruise Line Holdings Ltd.(c)	31,226	576,432
Royal Caribbean Cruises Ltd.	17,454	4,647,127
		33,330,703
Household Products–0.80%
Church & Dwight Co., Inc.	16,832	1,433,413
Clorox Co. (The)	8,451	912,201
Colgate-Palmolive Co.	55,843	4,489,219
Kimberly-Clark Corp.	22,924	2,501,467
Procter & Gamble Co. (The)	164,016	24,300,610
		33,636,910
Human Resource & Employment Services–0.27%
Automatic Data Processing, Inc.	28,898	7,377,660
Dayforce, Inc.(c)	11,034	762,449
Paychex, Inc.	22,402	2,502,079
Paycom Software, Inc.	3,459	557,487
		11,199,675
Shares		Value
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The)	49,199	$691,738
Vistra Corp.	22,006	3,935,993
		4,627,731
Industrial Conglomerates–0.36%
3M Co.	38,182	6,569,213
Honeywell International, Inc.	45,150	8,677,379
		15,246,592
Industrial Gases–0.42%
Air Products and Chemicals, Inc.	15,377	4,014,166
Linde PLC	32,942	13,516,761
		17,530,927
Industrial Machinery & Supplies & Components–0.65%
Dover Corp.	9,475	1,755,528
Fortive Corp.	23,377	1,250,202
IDEX Corp.	5,202	904,784
Illinois Tool Works, Inc.	18,328	4,568,804
Ingersoll Rand, Inc.(b)	24,990	2,007,697
Nordson Corp.	3,709	881,481
Otis Worldwide Corp.	27,118	2,409,434
Parker-Hannifin Corp.	9,106	7,846,640
Pentair PLC	11,327	1,192,054
Snap-on, Inc.	3,604	1,225,540
Stanley Black & Decker, Inc.	10,695	764,906
Xylem, Inc.	16,818	2,365,788
		27,172,858
Industrial REITs–0.20%
Prologis, Inc.	66,145	8,501,617
Insurance Brokers–0.47%
Aon PLC, Class A	14,899	5,273,054
Arthur J. Gallagher & Co.	17,713	4,386,093
Brown & Brown, Inc.	20,245	1,628,305
Marsh & McLennan Cos., Inc.	35,237	6,464,228
Willis Towers Watson PLC	6,740	2,163,540
		19,915,220
Integrated Oil & Gas–1.36%
Chevron Corp.	135,017	20,405,119
Exxon Mobil Corp.(e)	298,114	34,557,375
Occidental Petroleum Corp.	49,654	2,085,468
		57,047,962
Integrated Telecommunication Services–0.60%
AT&T, Inc.	503,831	13,109,683
Verizon Communications, Inc.	297,503	12,230,348
		25,340,031
Interactive Home Entertainment–0.14%
Electronic Arts, Inc.	15,559	3,143,385
Take-Two Interactive Software, Inc.(c)	11,981	2,948,164
		6,091,549
Interactive Media & Services–7.90%
Alphabet, Inc., Class A	405,266	129,758,068
Alphabet, Inc., Class C	325,478	104,192,017
Match Group, Inc.	16,626	553,812
Meta Platforms, Inc., Class A	151,257	98,006,973
		332,510,870
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Internet Services & Infrastructure–0.08%
Akamai Technologies, Inc.(c)	9,907	$886,874
GoDaddy, Inc., Class A(c)	9,566	1,223,109
VeriSign, Inc.	5,809	1,463,810
		3,573,793
Investment Banking & Brokerage–1.28%
Charles Schwab Corp. (The)	120,074	11,134,462
Goldman Sachs Group, Inc. (The)	21,240	17,545,090
Interactive Brokers Group, Inc., Class A	30,764	2,000,275
Morgan Stanley	85,466	14,500,162
Raymond James Financial, Inc.	12,261	1,919,337
Robinhood Markets, Inc., Class A(c)	53,337	6,853,271
		53,952,597
IT Consulting & Other Services–0.85%
Accenture PLC, Class A	43,634	10,908,500
Cognizant Technology Solutions Corp., Class A	33,745	2,622,324
EPAM Systems, Inc.(c)	3,848	719,576
Gartner, Inc.(c)	5,233	1,217,928
International Business Machines Corp.	65,343	20,163,543
		35,631,871
Leisure Products–0.02%
Hasbro, Inc.	9,205	760,333
Life & Health Insurance–0.27%
Aflac, Inc.	33,258	3,668,690
Globe Life, Inc.	5,597	754,084
MetLife, Inc.	38,598	2,955,063
Principal Financial Group, Inc.	14,007	1,188,074
Prudential Financial, Inc.	24,321	2,632,748
		11,198,659
Life Sciences Tools & Services–0.93%
Agilent Technologies, Inc.	19,627	3,012,745
Bio-Techne Corp.	10,832	698,772
Charles River Laboratories International, Inc.(c)	3,400	605,676
Danaher Corp.	45,247	10,261,115
IQVIA Holdings, Inc.(c)	11,746	2,701,697
Mettler-Toledo International, Inc.(c)	1,423	2,101,373
Revvity, Inc.(b)	8,020	837,368
Thermo Fisher Scientific, Inc.	26,565	15,695,399
Waters Corp.(c)	4,113	1,659,266
West Pharmaceutical Services, Inc.	4,968	1,377,378
		38,950,789
Managed Health Care–0.71%
Centene Corp.(c)	32,238	1,268,243
Elevance Health, Inc.	15,559	5,262,987
Humana, Inc.	8,310	2,042,349
Molina Healthcare, Inc.(c)	3,745	555,234
UnitedHealth Group, Inc.	63,429	20,916,981
		30,045,794
Metal, Glass & Plastic Containers–0.02%
Ball Corp.	18,804	931,362
Movies & Entertainment–1.23%
Live Nation Entertainment, Inc.(c)	10,898	1,432,542
Netflix, Inc.(c)	297,020	31,953,411
Shares		Value
Movies & Entertainment–(continued)
TKO Group Holdings, Inc.	4,767	$924,274
Walt Disney Co. (The)	126,500	13,215,455
Warner Bros. Discovery, Inc.(c)	171,062	4,105,488
		51,631,170
Multi-Family Residential REITs–0.17%
AvalonBay Communities, Inc.	9,826	1,787,743
Camden Property Trust	7,383	785,108
Equity Residential	24,012	1,482,741
Essex Property Trust, Inc.	4,450	1,173,109
Mid-America Apartment Communities, Inc.	8,089	1,099,214
UDR, Inc.	20,834	758,774
		7,086,689
Multi-Sector Holdings–1.57%
Berkshire Hathaway, Inc., Class B(c)	128,455	66,001,464
Multi-Utilities–0.58%
Ameren Corp.	18,684	1,987,043
CenterPoint Energy, Inc.(b)	45,109	1,803,458
CMS Energy Corp.	20,682	1,560,250
Consolidated Edison, Inc.	24,919	2,500,871
Dominion Energy, Inc.	58,967	3,701,359
DTE Energy Co.	14,343	1,965,421
NiSource, Inc.	32,533	1,435,681
Public Service Enterprise Group, Inc.	34,484	2,880,104
Sempra	45,082	4,270,167
WEC Energy Group, Inc.	22,239	2,492,325
		24,596,679
Office REITs–0.02%
BXP, Inc.	10,177	736,408
Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	68,119	3,419,574
Halliburton Co.	58,910	1,544,620
SLB Ltd.	103,086	3,735,837
		8,700,031
Oil & Gas Exploration & Production–0.56%
APA Corp.	24,721	617,283
ConocoPhillips	88,892	7,883,832
Coterra Energy, Inc.	52,729	1,415,246
Devon Energy Corp.	43,861	1,625,489
Diamondback Energy, Inc.	13,001	1,983,823
EOG Resources, Inc.	37,725	4,068,641
EQT Corp.	43,119	2,624,222
Expand Energy Corp.	16,455	2,006,358
Texas Pacific Land Corp.	1,334	1,152,963
		23,377,857
Oil & Gas Refining & Marketing–0.28%
Marathon Petroleum Corp.	21,006	4,069,492
Phillips 66	27,923	3,824,334
Valero Energy Corp.	21,464	3,793,977
		11,687,803
Oil & Gas Storage & Transportation–0.35%
Kinder Morgan, Inc.	135,109	3,691,178
ONEOK, Inc.	43,513	3,168,617
Targa Resources Corp.	14,869	2,606,684
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	84,376	$5,141,030
		14,607,509
Other Specialized REITs–0.09%
Iron Mountain, Inc.	20,407	1,762,144
VICI Properties, Inc.	73,680	2,123,458
		3,885,602
Other Specialty Retail–0.09%
Tractor Supply Co.(b)	36,617	2,005,879
Ulta Beauty, Inc.(c)	3,106	1,673,606
		3,679,485
Packaged Foods & Meats–0.40%
Campbell’s Co. (The)(b)	13,595	414,376
Conagra Brands, Inc.	33,100	590,835
General Mills, Inc.	36,944	1,749,298
Hershey Co. (The)	10,234	1,924,811
Hormel Foods Corp.	20,137	467,380
J.M. Smucker Co. (The)	7,371	767,911
Kellanova	18,577	1,553,780
Kraft Heinz Co. (The)	58,882	1,502,080
Lamb Weston Holdings, Inc.	9,629	568,689
McCormick & Co., Inc.	17,484	1,179,820
Mondelez International, Inc., Class A	89,404	5,146,988
Tyson Foods, Inc., Class A	19,744	1,146,139
		17,012,107
Paper & Plastic Packaging Products & Materials–0.15%
Amcor PLC	159,286	1,357,117
Avery Dennison Corp.	5,388	928,730
International Paper Co.	36,481	1,440,270
Packaging Corp. of America	6,175	1,260,132
Smurfit WestRock PLC	36,076	1,287,552
		6,273,801
Passenger Airlines–0.15%
Delta Air Lines, Inc.	44,816	2,872,706
Southwest Airlines Co.(b)	36,288	1,263,185
United Airlines Holdings, Inc.(c)	22,368	2,280,641
		6,416,532
Passenger Ground Transportation–0.30%
Uber Technologies, Inc.(c)	146,707	12,842,731
Personal Care Products–0.10%
Estee Lauder Cos., Inc. (The), Class A	18,673	1,756,569
Kenvue, Inc.	132,597	2,300,558
		4,057,127
Pharmaceuticals–3.21%
Bristol-Myers Squibb Co.	145,583	7,162,684
Eli Lilly and Co.	55,380	59,559,529
Johnson & Johnson	168,308	34,826,291
Merck & Co., Inc.	175,503	18,397,979
Pfizer, Inc.	401,634	10,338,059
Viatris, Inc.	80,555	861,133
Zoetis, Inc.	30,621	3,925,000
		135,070,675
Property & Casualty Insurance–0.94%
Allstate Corp. (The)	18,207	3,877,727
Shares		Value
Property & Casualty Insurance–(continued)
American International Group, Inc.	38,279	$2,915,329
Arch Capital Group Ltd.(c)	25,682	2,412,053
Assurant, Inc.	3,486	795,366
Chubb Ltd.	26,385	7,814,709
Cincinnati Financial Corp.	10,805	1,810,810
Erie Indemnity Co., Class A(b)	1,755	518,585
Hartford Insurance Group, Inc. (The)	19,427	2,662,082
Loews Corp.	11,752	1,267,688
Progressive Corp. (The)	41,724	9,546,034
Travelers Cos., Inc. (The)	15,555	4,555,437
W.R. Berkley Corp.	20,704	1,608,494
		39,784,314
Publishing–0.02%
News Corp., Class A	26,010	667,937
News Corp., Class B	7,686	226,199
		894,136
Rail Transportation–0.45%
CSX Corp.	128,811	4,554,757
Norfolk Southern Corp.	15,502	4,527,979
Union Pacific Corp.	42,099	9,759,811
		18,842,547
Real Estate Services–0.13%
CBRE Group, Inc., Class A(c)	20,251	3,277,219
CoStar Group, Inc.(c)	29,272	2,013,914
		5,291,133
Regional Banks–0.27%
Citizens Financial Group, Inc.	29,804	1,612,396
Huntington Bancshares, Inc.	116,354	1,896,570
M&T Bank Corp.	10,797	2,053,805
Regions Financial Corp.	61,653	1,569,069
Truist Financial Corp.	89,093	4,142,825
		11,274,665
Reinsurance–0.02%
Everest Group Ltd.	2,898	910,812
Research & Consulting Services–0.16%
Equifax, Inc.	8,554	1,816,613
Jacobs Solutions, Inc.	8,259	1,113,396
Leidos Holdings, Inc.	8,865	1,694,101
Verisk Analytics, Inc.	9,654	2,172,826
		6,796,936
Restaurants–0.86%
Chipotle Mexican Grill, Inc.(c)	92,648	3,198,209
Darden Restaurants, Inc.	8,086	1,452,084
Domino’s Pizza, Inc.	2,158	905,561
DoorDash, Inc., Class A(c)	25,577	5,073,709
McDonald’s Corp.	50,169	15,643,698
Starbucks Corp.	81,289	7,081,085
Yum! Brands, Inc.	19,176	2,937,955
		36,292,301
Retail REITs–0.24%
Federal Realty Investment Trust	5,424	535,511
Kimco Realty Corp.	46,791	966,702
Realty Income Corp.	63,173	3,639,397
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.	11,290	$803,396
Simon Property Group, Inc.	22,558	4,203,007
		10,148,013
Self-Storage REITs–0.12%
Extra Space Storage, Inc.	14,666	1,953,071
Public Storage	10,911	2,995,506
		4,948,577
Semiconductor Materials & Equipment–1.00%
Applied Materials, Inc.	56,178	14,170,900
KLA Corp.	9,274	10,901,309
Lam Research Corp.	89,269	13,925,964
Qnity Electronics, Inc.	14,465	1,172,967
Teradyne, Inc.	10,991	1,999,153
		42,170,293
Semiconductors–12.70%
Advanced Micro Devices, Inc.(c)	113,578	24,706,622
Analog Devices, Inc.	35,297	9,365,706
Broadcom, Inc.	328,165	132,237,368
First Solar, Inc.(c)	7,410	2,022,337
Intel Corp.(c)	307,952	12,490,533
Microchip Technology, Inc.	37,289	1,997,945
Micron Technology, Inc.	78,702	18,611,449
Monolithic Power Systems, Inc.	3,309	3,071,315
NVIDIA Corp.	1,699,638	300,835,926
NXP Semiconductors N.V. (Netherlands)	17,420	3,395,855
ON Semiconductor Corp.(c)	28,258	1,419,682
QUALCOMM, Inc.	76,066	12,785,934
Skyworks Solutions, Inc.	10,256	676,383
Texas Instruments, Inc.	64,252	10,811,684
		534,428,739
Single-Family Residential REITs–0.03%
Invitation Homes, Inc.	38,967	1,098,869
Soft Drinks & Non-alcoholic Beverages–0.96%
Coca-Cola Co. (The)	271,997	19,888,421
Keurig Dr Pepper, Inc.	93,860	2,618,694
Monster Beverage Corp.(c)	49,250	3,693,257
PepsiCo, Inc.	96,412	14,340,321
		40,540,693
Specialty Chemicals–0.38%
Albemarle Corp.	8,131	1,056,949
DuPont de Nemours, Inc.	28,931	1,150,586
Ecolab, Inc.	17,637	4,852,997
International Flavors & Fragrances, Inc.	17,708	1,230,352
PPG Industries, Inc.	15,595	1,560,124
Sherwin-Williams Co. (The)	16,022	5,506,601
Solstice Advanced Materials, Inc.(c)	10,967	522,906
		15,880,515
Steel–0.10%
Nucor Corp.	15,860	2,529,511
Steel Dynamics, Inc.	9,561	1,604,623
		4,134,134
Systems Software–7.43%
CrowdStrike Holdings, Inc., Class A(c)	17,721	9,022,824
Shares		Value
Systems Software–(continued)
Fortinet, Inc.(c)	45,003	$3,651,093
Gen Digital, Inc.	38,723	1,021,126
Microsoft Corp.	517,856	254,790,331
Oracle Corp.	115,912	23,408,428
Palo Alto Networks, Inc.(c)	47,185	8,971,284
ServiceNow, Inc.(c)	14,654	11,905,056
		312,770,142
Technology Distributors–0.03%
CDW Corp.	9,056	1,306,056
Technology Hardware, Storage & Peripherals–7.31%
Apple, Inc.	1,033,833	288,284,332
Dell Technologies, Inc., Class C	20,949	2,793,549
Hewlett Packard Enterprise Co.	90,667	1,982,887
HP, Inc.	64,898	1,584,809
NetApp, Inc.	13,826	1,542,429
Sandisk Corp.(c)	9,335	2,084,319
Seagate Technology Holdings PLC	14,695	4,065,960
Super Micro Computer, Inc.(b)(c)	34,639	1,172,530
Western Digital Corp.	23,970	3,915,020
		307,425,835
Telecom Tower REITs–0.24%
American Tower Corp.	33,621	6,094,479
Crown Castle, Inc.	30,088	2,746,432
SBA Communications Corp., Class A	7,419	1,441,289
		10,282,200
Timber REITs–0.03%
Weyerhaeuser Co.	49,852	1,107,213
Tobacco–0.58%
Altria Group, Inc.	119,976	7,079,784
Philip Morris International, Inc.	109,297	17,212,091
		24,291,875
Trading Companies & Distributors–0.23%
Fastenal Co.	79,295	3,203,518
United Rentals, Inc.	4,446	3,624,290
W.W. Grainger, Inc.	3,041	2,884,784
		9,712,592
Transaction & Payment Processing Services–2.05%
Block, Inc., Class A(c)	37,972	2,536,530
Corpay, Inc.(c)	4,879	1,443,208
Fidelity National Information Services, Inc.	36,093	2,373,837
Fiserv, Inc.(c)	37,559	2,308,752
Global Payments, Inc.	16,763	1,269,965
Jack Henry & Associates, Inc.	5,031	877,809
Mastercard, Inc., Class A	57,714	31,773,288
PayPal Holdings, Inc.	66,011	4,138,229
Visa, Inc., Class A	118,584	39,659,233
		86,380,851
Water Utilities–0.04%
American Water Works Co., Inc.	13,480	1,753,344
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.	34,516	$7,214,189
Total Common Stocks & Other Equity Interests (Cost $1,270,801,025)		4,081,928,058
Money Market Funds–2.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(f)	43,853,937	43,853,937
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)(f)	79,518,192	79,518,192
Total Money Market Funds (Cost $123,372,129)		123,372,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,394,173,154)		4,205,300,187
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.55%
Invesco Private Government Fund, 4.00%(d)(f)(g)	6,457,147	$6,457,147
Invesco Private Prime Fund, 4.12%(d)(f)(g)	16,583,833	16,588,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,046,052)		23,045,955
TOTAL INVESTMENTS IN SECURITIES–100.49% (Cost $1,417,219,206)		4,228,346,142
OTHER ASSETS LESS LIABILITIES—(0.49)%		(20,587,490)
NET ASSETS–100.00%		$4,207,758,652
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Invesco Ltd.	$677,933	$-	$(3,507)	$79,494	$(517)	$753,403	$6,471
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	33,877,414	29,377,467	(19,400,944)	-	-	43,853,937	411,321
Invesco Treasury Portfolio, Institutional Class	60,990,363	54,558,153	(36,030,324)	-	-	79,518,192	732,760
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,977,149	36,632,150	(38,152,152)	-	-	6,457,147	84,733*
Invesco Private Prime Fund	20,777,139	68,852,342	(73,039,895)	(1,116)	338	16,588,808	231,305*
Total	$124,299,998	$189,420,112	$(166,626,822)	$78,378	$(179)	$147,171,487	$1,466,590

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	372	December-2025	$127,586,700	$3,533,095	$3,533,095
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,081,928,058	$—	$—	$4,081,928,058
Money Market Funds	123,372,129	23,045,955	—	146,418,084
Total Investments in Securities	4,205,300,187	23,045,955	—	4,228,346,142
Other Investments - Assets*
Futures Contracts	3,533,095	—	—	3,533,095
Total Investments	$4,208,833,282	$23,045,955	$—	$4,231,879,237

*	Unrealized appreciation.
Invesco S&P 500 Index Fund